Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ 33,036	$ 19,851
Research and development tax credits receivable	8,424	4,195
Sales tax receivable	4,862	6,323
Merchant cash advances measured at fair value	29,492	6,300
Indemnification receivables	4,042	9,097
Accrued interest and other	4,478	0
Trade and other receivables	84,334	45,766
Gross carrying amount
Disclosure of trade and other receivables [line items]
Trade receivables, net	37,167	22,894
Allowance for expected credit losses
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ (4,131)	$ (3,043)